Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Accounting Changes Retrospectively adopted on Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total assets	$ 112,187	$ 110,363
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	15,068	12,449
Parent Company
Assets:
Investments in subsidiaries	18,311	15,950
Total assets	20,354	18,248
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	15,068	12,449
As Originally Reported
Assets:
Total assets	114,302	112,395
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	16,541	13,861
As Originally Reported | Parent Company
Assets:
Investments in subsidiaries	19,784	17,362
Total assets	21,827	19,660
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	16,541	13,861
Effect of DAC Change
Assets:
Total assets	(2,131)	(2,047)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	(1,353)	(1,302)
Effect of DAC Change | Parent Company
Assets:
Investments in subsidiaries	(1,353)	(1,302)
Total assets	(1,353)	(1,302)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	(1,353)	(1,302)
Effect of Reserve Change
Assets:
Total assets	16	15
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	(120)	(110)
Effect of Reserve Change | Parent Company
Assets:
Investments in subsidiaries	(120)	(110)
Total assets	(120)	(110)
Stockholders' equity:
Total Genworth Financial, Inc.'s stockholders' equity	$ (120)	$ (110)